200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

KENNETH R. EARLEY

kenneth.earley@dechert.com
+1 617 728 7139 Direct
+1 617 275 8374 Fax

June 3, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

1000 F Street, N.E.

Washington, D.C.  20549-4644

Re:	The Hartford Mutual Funds, Inc. (SEC File Nos. 333-02381 and 811-07589)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and Statement of Additional Information being used in connection with the offering of Class I shares for The Hartford International Opportunities Fund and The Hartford Stock Fund, each an existing series of The Hartford Mutual Funds, Inc. (the “Registrant”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.                                   that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the Post-Effective Amendment No. 69 to the Registrant’s registration statement (the “Amendment”) filed on May 30, 2008; and

2.                                   that the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 30, 2008 as part of Post-Effective Amendment No. 69 under the 1933 Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (617) 728-7139.

Sincerely,

/s/ Kenneth R. Earley

Kenneth R. Earley
Associate

cc:	John V. O’Hanlon, Esq.

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